STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Summary of the outstanding restricted stock
A summary of the status of the restricted stock units as of September 30, 2017, and of changes in restricted stock units outstanding during the nine months ended September 30, 2017, is as follows:

	Nine months ended September 30, 2017
	(Unaudited)
	Restricted Stock Unit	Weighted Average Grant-Date Fair Value Per Share
Outstanding at December 31, 2016	845,765	$5.68
Granted	226,804	3.22
Vested and converted	(21,586)	3.55
Forfeited	(3,759)	3.41
Outstanding at September 30, 2017	1,047,224	$5.20

A summary of the status of the restricted stock units as of December 31, 2016 and 2015, and of changes in restricted stock units outstanding during the year ended December 31, 2016 and 2015, is as follows:

		Weighted
		Average
		Grant-Date
	Restricted	Fair Value
	Stock Units	Per Share
Balance at December 31, 2014	19,158	$5.20
Granted	829,168	5.69
Vested and converted	(5,556)	5.94
Forfeited	—	—
Balance at December 31, 2015	842,770	5.60
Granted	5,995	4.21
Vested and converted	(1,000)	3.50
Forfeited	(2,000)	3.50
Balance at December 31, 2016	845,765	$5.68

Summary of the outstanding stock options
A summary of the Company’s outstanding stock options as of September 30, 2017 (unaudited) and changes during the nine months ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2016	1,794,453	$7.21	5.20
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Balance at September 30, 2017	1,794,453	7.21	4.45

Options exercisable at end of period	1,794,453	$7.21
Options expected to vest	—
Weighted average fair value of options granted during the period		$—

A summary of the Company’s stock options as of December 31, 2016 and 2015 and changes during the period are presented below:

Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual Life
	Options	Exercise Price	(Years)
Balance at December 31, 2014	1,811,121	$7.20	7.15
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Balance at December 31, 2015	1,811,121	7.20	6.15
Granted	—	—	—
Exercised	—	—	—
Forfeited	(16,668)	7.20	—
Cancelled	—	—	—
Balance outstanding at December 31, 2016	1,794,453	$7.21	5.20
Options exercisable at end of year	1,794,453	$7.21
Options expected to vest	—
Weighted average fair value of options granted during the period		$—

Summary of the outstanding stock warrants
A summary of the Company’s outstanding stock warrants as of September 30, 2017 (unaudited) and changes during the nine months ended are presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2016	4,311,166	$6.16	0.98
Granted	100,000	3.45	2.00
Cancelled	(1,913,403)	7.79	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at September 30, 2017	2,497,763	$4.80	0.92

Warrants exercisable at September 30, 2017	2,497,763	$4.81	0.92

Weighted average fair value of warrants granted during the period		$0.87

A summary of the Company’s outstanding stock warrants as of December 31, 2016 and 2015 and changes during the period then ended is as follows:

			Weighted
			Average
			Remaining
	Number of	Weighted Average	Contractual
	Warrants	Exercise Price	Life (Years)
Balance at December 31, 2014	2,114,188	$7.74	1.83
Granted	913,566	7.62	1.62
Cancelled	-	-	—
Forfeited	(217,175)	(9.00)	—
Exercised	—	—	—
Balance at December 31, 2015	2,810,579	7.55	1.07
Granted	2,247,019	7.62	2.50
Cancelled	(746,432)	7.20	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2016	4,311,166	$6.16	0.98
Warrants exercisable at December 31, 2016	4,311,166	$6.16	0.98
Weighted average fair value of warrants granted during the year ended December 31, 2016		$4.77